BIOLOGICAL ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Biological Assets [Line Items]
Opening Balance	$ 3,022,579	$ 3,195,370	$ 3,338,483
Changes in real incurred cost	166,263	159,399	174,951
Additions through acquisition	380,414	418,362	293,266
Increases (decreases) due to business combination	21,880
Sales	(6,508)	(6,335)	(9,940)
Harvest	(140,381)	(147,901)	(115,373)
Increases (decreases) in foreign exchange	(63,251)	14,917	12,603
Loss of forest due to fires	(25,633)	(65,005)	(13,346)
Transfers to non-current assets held for sale		(54,961)	4,938
Decrease due to loss of control in subsidiary			2,803
Other Increases (decreases)	(258)	322
Changes in fair value	(125,448)	(332,190)	(318,064)
Gain (losses) arising from changes in fair value minus sale costs	117,316	264,477	12,932
Sales	(7,946)	(5,787)	(13,200)
Harvest	(241,617)	(322,232)	(320,810)
Increases (decreases) in foreign exchange	6,480	1,090
Loss of forest due to fires	715	(43,721)	(3,781)
Transfers to non-current assets held for sale		(226,017)	5,220
Decrease due to loss of control in subsidiary			1,575
Other Increases (decreases)	(396)
Total Changes	40,815	(172,791)	(143,113)
Closing Balance	3,063,394	3,022,579	3,195,370
Biological assets Current [member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	370,957	330,435	329,586
Changes in real incurred cost	16,970	910	18,600
Additions through acquisition	0	1,570	35
Sales	(27)	(168)	(428)
Harvest	(140,381)	(147,901)	(115,373)
Increases (decreases) in foreign exchange	(4,268)	279	(2,077)
Loss of forest due to fires	0	(1,652)	0
Transfers to non-current assets held for sale		(11,022)
Transfers from non-current to current	161,646	159,804	133,640
Decrease due to loss of control in subsidiary			2,803
Other Increases (decreases)	0	0
Changes in fair value	(72,427)	39,612	(17,751)
Gain (losses) arising from changes in fair value minus sale costs	0	0	2,345
Sales	0	(51)	106
Harvest	(241,617)	(322,232)	(320,810)
Increases (decreases) in foreign exchange	(6,739)	(4,311)
Loss of forest due to fires			0
Transfers to non-current assets held for sale		(48,148)
Transfers from non-current to current	175,929	414,354	299,498
Decrease due to loss of control in subsidiary			1,110
Total Changes	(55,457)	40,522	849
Closing Balance	315,500	370,957	330,435
Biological assets Non-current [member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	2,651,622	2,864,935	3,008,897
Changes in real incurred cost	149,293	158,489	156,351
Additions through acquisition	380,414	416,792	293,231
Increases (decreases) due to business combination	21,880
Sales	(6,481)	(6,167)	(9,512)
Increases (decreases) in foreign exchange	(58,983)	14,638	14,680
Loss of forest due to fires	(25,633)	(63,353)	(13,346)
Transfers to non-current assets held for sale		(43,939)	4,938
Transfers from non-current to current	(161,646)	(159,804)	(133,640)
Decrease due to loss of control in subsidiary			0
Other Increases (decreases)	(258)	322
Changes in fair value	(53,021)	(371,802)	(300,313)
Gain (losses) arising from changes in fair value minus sale costs	117,316	264,477	10,587
Sales	(7,946)	(5,736)	(13,306)
Increases (decreases) in foreign exchange	13,219	5,401
Loss of forest due to fires	715	(43,721)	(3,781)
Transfers to non-current assets held for sale		(177,869)	5,220
Transfers from non-current to current	(175,929)	(414,354)	(299,498)
Decrease due to loss of control in subsidiary			465
Other Increases (decreases)	(396)
Total Changes	96,272	(213,313)	(143,962)
Closing Balance	$ 2,747,894	$ 2,651,622	$ 2,864,935